CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares
Convertible Debt, Current	¥ 0	$ 0	¥ 2,768,469
Accounts payable	76,351	11,735	137,107
Deferred revenue	758,044	116,509	430,683
Advances from customers	80,406	12,358	56,152
Income taxes payable	146,298	22,485	140,754
Accrued liabilities and other current liabilities	1,465,963	225,314	1,066,038
Amounts due to related parties	30,502	4,688	91,245
Short-term Debt	588,235	90,410	0
Convertible Debt, Noncurrent	6,536	1,005	0
Deferred revenue	57,718	8,871	25,459
Deferred tax liabilities	¥ 10,810	$ 1,661	¥ 8,058
Class A common shares [Member]
Common stock, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Common shares, shares authorized | shares	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued | shares	945,245,908	945,245,908	750,115,028	750,115,028
Common shares, shares outstanding | shares	945,245,908	945,245,908	750,115,028	750,115,028
Class B common shares [Member]
Common stock, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Common shares, shares authorized | shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued | shares	317,982,976	317,982,976	359,557,976	359,557,976
Common shares, shares outstanding | shares	317,982,976	317,982,976	359,557,976	359,557,976
Variable interest entity [Member]
Convertible Debt, Current	¥ 0		¥ 0
Accounts payable	67,817		117,917
Deferred revenue	757,244		429,883
Advances from customers	80,406		56,108
Income taxes payable	142,204		112,779
Accrued liabilities and other current liabilities	1,404,877		988,911
Amounts due to related parties	30,502		91,245
Short-term Debt	0		0
Convertible Debt, Noncurrent	0		0
Deferred revenue	52,185		19,125
Deferred tax liabilities	¥ 8,404		¥ 4,777